ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued Expenses and Other Current Liabilities

	Year Ended December 31,
	2017	2018
	RMB	RMB
Guarantee liability	83,693	27,505
Accrued payroll and employee benefits	88,713	128,224
Payable to a third-party individual	58,697	64,515
Refund liability	—	35,772
VAT and other tax payables	18,015	34,731
Professional service fee	9,125	22,403
Rental fee	13,215	23,808
Payable for repurchasing of treasury shares	17,368	5,058
Others	24,603	23,412
Total	313,429	365,428